Income Taxes - Schedule of Federal Income Tax Rate to Net Loss Before Provision for Income Taxes (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Income tax benefit at U. S. federal statutory rates:	$ (329,533)	$ (15,932)
Change in valuation allowance	329,533	15,932
Income tax expense (benefit)	$ 0	$ 0